Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
2020	$ 244,924,185
2021	123,198,628
2022	112,871,443
2023	125,320,439
2024	171,955,593
2025 and thereafter	1,204,903,800
Total	$ 1,983,174,088	$ 2,082,286,116